Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2014
Buildings and improvements | Minimum
Property, Plant, and Equipments
Estimated useful lives	20 years
Buildings and improvements | Maximum
Property, Plant, and Equipments
Estimated useful lives	30 years
Machinery | Maximum
Property, Plant, and Equipments
Estimated useful lives	10 years
Office equipment and furnishing | Minimum
Property, Plant, and Equipments
Estimated useful lives	3 years
Office equipment and furnishing | Maximum
Property, Plant, and Equipments
Estimated useful lives	5 years
Motor vehicles | Minimum
Property, Plant, and Equipments
Estimated useful lives	4 years
Motor vehicles | Maximum
Property, Plant, and Equipments
Estimated useful lives	5 years